SHARE-BASED PAYMENTS	12 Months Ended
Jun. 30, 2019
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

18.  SHARE-BASED PAYMENTS

On December 17, 2014, the shareholders of the Bioceres S.A. approved the incentive plan based on stocks and options, by issuing:

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up to 1,264,000 ordinary shares under the "Options incentive Plan" and subject to the exercise of the option, of which, to date, a total of 808,960 have been granted individually to certain executives and reserved for future authorization a total of 455,040 options; and

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Up to 1,264,000 ordinary shares under the "Plan of incentives through shares" of which to date, the granting of up to 902,487 new shares has been approved in favor of certain executives and reserved for future granting a total of 361,513 new shares. Of the total approved, and subject to certain conditions of irrevocability, have been assigned individually 551,148 shares.

Both incentive plans are administered by the Compensation Committee of Bioceres S.A. who has the power to grant the incentive plans in accordance with the terms and conditions and approved by the Shareholders’ Meeting and the Board of Directors and perform any action it deems necessary or advisable with respect to these, including, among others, the power to appoint beneficiaries, determine the number of shares and / or options to be granted, determine the price and time to exercise the options and resolve the controversies that involve the incentive plans.

Incentive payments based on options

On December 16, 2015, purchase options were granted with respect to 31,600 ordinary shares for certain executives of the Bioceres Semillas in accordance with the Capital Market Law of Argentina.

The exercise price of the stock options was $ 7.91 and they were consolidated when the beneficiaries have served a period of service since the grant date (December 16, 2015) until the expiration date and under the condition of an initial public offering Successful Company.

The beneficiaries should remain in the Company or subsidiary as of the date of exercising the option to exercise it. The stock options could be exercised over a period of 2 years from the date of expiration (that is, until April 1, 2019).

The beneficiaries could have request the Company to finance up to 100% of the exercise price of the option, to which end the Company will determine the term of the loan, interest, amortization, the form of payment of interest and amortization, the causes of acceleration of the loan (among which it will include the removal of the beneficiary in the eligible position) and the guarantees (including, without limitation, the issuance of a promissory note, deferred payment checks and / or the constitution of pledge in the first degree of privilege over the shares subject to the option).

The fair value of the stock options at the grant date was estimated using the "Black and Scholes" model considering the terms and conditions under which the options on actions were granted and adjusted to consider the possible dilutive effect of the future fiscal year the stock options granted on the estimated fair value at the grant date, in accordance with the provisions of paragraph B41 of IFRS 2.

The conditions of service and conditions of performance not related to the market were considered to determine the quantity of the instruments which will be consolidated. There are no cancellation alternatives in cash.

The Incentive Option Plan was calculated considering 50-1 split that was authorized by the shareholders of Bioceres S.A. on December 17, 2014. On April 27, 2017, the shareholders approved a modification to the split such that it is now a 100-1 split of the Bioceres S.A. ordinary shares and an increase of 24,000,000 shares of nominal value ARS 1.

For the stock purchase options in effect as of June 30, 2019, 2018 and 2017,  the exercise price was USD 15.85.

The following table shows the fair value of the share options and the factors used for its calculation:

Factor	Incentive Option Plan
Weighted average fair value at measurement date (per option)	USD 4.09
Value of the share (per share)	USD 15.85 (Split 1:50)
Expected dividend rate	0%
Expected volatility	47.92%
Risk-free interest rate	1,05%
Weighted average expected life of stock options	2 years
Weighted average exercise price (per share)	USD 15.85 (Split 1:50)
Model used	Black and Scholes (adjusted to consider the possible dilutive effect of the future exercise of options)

The expected life of the share options was estimated based on the contractual life of the option adjusted according to the expectations about early exercise of the options. To estimate the effect of early exercise of the options, Management considered the factors mentioned in paragraphs B16 to B21 of IFRS 2 as a whole and put forward the hypothesis that the options would be exercised, on the average, at a time somewhat earlier than the halfway point between the expiration date (April 1, 2017) and the cutoff date for exercising the option (April 1, 2019).

Expected volatility was estimated based on the historical volatility in similar public companies. The measure of volatility used is the annualized standard deviation of rates of return on the shares over a period similar to the expected life of the shares, calculated using continuous capitalization.

There were no market-related performance conditions or non-vesting conditions that were considered for determining the fair value of options.

The following table shows the weighted average amount and exercise price and the movements of the stock options of executives and directors of the Group during the years ended June 30, 2019, June 30, 2018 and the transition period ended June 30, 2017.

	06/30/2019		06/30/2018		06/30/2017
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of	exercise	of	exercise	of	exercise
	options	price	options	price	options	price

At the beginning	31,600	15.85	31,600	15.85	31,600	15.85
Granted during the year/period	—	—	—	—	—	—
Annulled during the year/period	(31,600)	(15.85)	—	—	—	—
Exercised during the year/period	—	—	—	—	—	—
Expired during the year/period	—	—	—	—	—	—
Effective at year/period	—	—	31,600	15.85	31,600	15.85

Before the stock option became exercised, the beneficiary left the subsidiary where he used to work, so the Group has annulled the options outstanding and recovered the charges accounted.

Incentive payments based on shares

On September 8, 2017, the Board of Directors of the Bioceres S.A. approved the granting of 225.000 shares subject to the incentive plan through actions to Rizobacter teams.

At the measurement date, the fair value has been determined based on a market price in transactions of the Company’s equity with independent third parties.

There are no conditions of returns referring to the market or conditions other than those of irrevocability of the concession that must be incorporated in the fair value determination of the shares. Expected dividends have not been included in the fair value determination.

The Company estimated that 100% of the shares would be delivered, taking into account historical stays in the employment of executives. This estimate was reviewed at each closing of annual or intermediate period.

The approved incentive based on shares was subject to the fulfillment of individual objectives and / or economic, as detailed below:

“Rizobacter Senior Management”: (i) 225,000 shares in a 3 to 4 year plan conditioned to the fulfillment of between 70% and 100% of the goals and a duty of permanence in the Group for 12 months following the fulfillment of the annual goals of the stretch correspondent; and (ii) 225,000 shares in a three-year plan conditioned between 70% and 100% of the goals and with a duty of permanence in the Group for 4 years following the moment of irrevocability.

Out of this total, the Compensation Committee allocated 360,000 shares individually. Half in three annual installments for the years ended June 30, 2017, 2018 and 2019 and conditioned to the fulfillment of goals. The other half in a three-year stretch, according to the exercises mentioned above and conditioned to the achievement of goals.

This plan of actions allows the incorporation, at the option of the beneficiary and in consent with the Group, of a new annual installment due to force majeure events that hinder compliance of the annual goals. In this case, this new annual tranche will be considered for the calculation base of the three-year plan.

The beneficiaries of this plan have the option of cash settlement.

As of June 30, 2019, and 2018, the goals of the third and the second annual tranche have not been met.